Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
REVENUES		$ 621	$ 1,520
COSTS AND EXPENSES:
COST OF REVENUES	(985)	(1,555)	(1,890)
RESEARCH AND DEVELOPMENT, NET	(3,589)	(3,178)	(4,695)
SELLING AND MARKETING	(1,197)	(1,148)	(1,201)
GENERAL AND ADMINISTRATIVE	(4,557)	(4,637)	(4,429)
ROTEM 1 PROJECT – IMPAIRMENT AND CLOSURE LOSS, NET			(251)
OTHER INCOME (EXPENSES), NET	(234)	37	(737)
OPERATING LOSS	(10,562)	(9,860)	(11,683)
INTEREST EXPENSES	(244)	(100)	(92)
OTHER FINANCIAL INCOME, NET	4,034	312	683
FINANCIAL INCOME, NET	3,790	212	591
NET LOSS	$ (6,772)	$ (9,648)	$ (11,092)
NET LOSS PER ORDINARY SHARE:
Basic loss (in Dollars per share)	$ (1.29)	$ (4.99)	$ (7.58)
Diluted loss (in Dollars per share)	$ (1.29)	$ (4.99)	$ (7.58)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	5,235,486	1,952,097	1,462,776
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	5,235,486	1,952,097	1,462,776
NET LOSS	$ (6,772)	$ (9,648)	$ (11,092)
OTHER COMPREHENSIVE LOSS – EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENECY		(476)	(778)
COMPREHENSIVE LOSS	(6,772)	(10,124)	(11,870)
Licensing Fees
REVENUES:
REVENUES			1,500
Engineering Services
REVENUES:
REVENUES		$ 621	$ 20